RELATED PARTY NOTES PAYABLE (Tables)	12 Months Ended
Jun. 30, 2018
Related Party Notes Payable
Notes payable

	June 30, 2018	June 30, 2017
Balance, beginning of period	$374,647	$374,647
Settlement with shareholder	(330,966)	-
Repayment with cash	(43,681)	-
Balance, end of period	$-	$374,647